Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Twelve months ended December 31,
2019	$866,971
2020	913,242
2021	864,040
2022	815,053
2023	528,395
Thereafter	196,931
Total	$4,184,632